AGING SCHEDULE BASED ON DUE DATE (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ 4,255	$ 2,024
Current [member]
IfrsStatementLineItems [Line Items]
Total	$ 4,255	$ 2,024